Summary of Significant Accounting Policies (Details) - Schedule of statements income $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Previous presentation [Member]
Summary of Significant Accounting Policies (Details) - Schedule of statements income [Line Items]
Interest income and inflation	$ 2,921,097
Interest expense	(1,109,746)
Net interest income	1,811,351
Fee and commission income	578,604
Fee and commission expense	(245,853)
Net fee and commission income	332,751
Net income/(expense) from financial assets and liabilities for trading	(6,403)
Net income from exchange, adjustment and hedge accounting of foreign exchange	125,431
Other operating income	10,391
Net operating profit before provision for loan losses	2,273,521
Provision for loan losses	(291,083)
NET OPERATING INCOME	1,982,438
Personnel salaries and expenses	(397,675)
Administrative expenses	(280,134)
Depreciation and amortisation	(122,055)
Impairment of property, plant, and equipment
Other operating expenses	(107,819)
Total operating expenses	(907,683)
OPERATING INCOME	1,074,755
Income from investments in associates and other companies	(663)
NET OPERATING INCOME BEFORE INCOME TAX	1,074,092
Income tax expense	(221,664)
Result of continuing operations	852,428
Result of discontinued operations
NET INCOME FOR THE YEAR	852,428
Reclassification [Member]
Summary of Significant Accounting Policies (Details) - Schedule of statements income [Line Items]
Interest income and inflation	(16,266)
Fee and commission income	16,266
Net income/(expense) from financial assets and liabilities for trading	(22,199)
Net income from derecognising financial assets and liabilities at amortized cost and financial assets at fair value through other comprehensive income	22,199
Other operating income	(10,391)
Provision for loan losses	291,083
Income from investments in associates and other companies	(475)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,297
Other operating income	1,662
Other operating expenses	107,819
Total operating expenses	(101,430)
Income from investments in associates and other companies	663
Provisions for loan losses for contingent loans and others	(145)
Provision for loan losses	(291,083)
NET INCOME FOR THE YEAR	0
Current presentation [Member]
Summary of Significant Accounting Policies (Details) - Schedule of statements income [Line Items]
Interest income and inflation	2,904,831
Interest expense	(1,109,746)
Net interest income	1,795,085
Fee and commission income	594,870
Fee and commission expense	(245,853)
Net fee and commission income	349,017
Net income/(expense) from financial assets and liabilities for trading	(28,602)
Net income from derecognising financial assets and liabilities at amortized cost and financial assets at fair value through other comprehensive income	22,199
Net income from exchange, adjustment and hedge accounting of foreign exchange	125,431
Net operating profit before provision for loan losses	119,028
Income from investments in associates and other companies	(475)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,297
Other operating income	1,662
NET OPERATING INCOME	2,266,614
Personnel salaries and expenses	(397,675)
Administrative expenses	(280,134)
Depreciation and amortisation	(122,055)
Impairment of property, plant, and equipment
Total operating expenses	(101,430)
OPERATING INCOME	(901,294)
Income from investments in associates and other companies	1,365,320
Provisions for loan losses for interbank loans and account receivable from customers	(355,638)
Provisions for loan losses for contingent loans and others	(12,254)
Recovery of loans previously charged-off	76,999
Provision for loan losses for other financial assets at amortized cost and financial assets at fair value through OCI	(335)
Provision for loan losses	(291,228)
NET OPERATING INCOME BEFORE INCOME TAX	1,074,092
Income tax expense	(221,664)
Result of continuing operations	852,428
Result of discontinued operations
NET INCOME FOR THE YEAR	$ 852,428